Finance income and finance costs	12 Months Ended
Dec. 31, 2021
Finance income and finance costs
Finance income and finance costs

28      Finance income and finance costs

Finance income and finance costs comprise of the following:

	For the year ended December 31,
In thousands of USD	2019	2020	2021
Foreign exchange gain	2,199	4,736	22,162
Interest and similar income	2,232	884	258
Interest income from financial assets at fair value through OCI	—	—	2,344
Finance income	4,431	5,620	24,764
Foreign exchange loss	1,415	14,440	7,485
Interest and similar expense	1,469	1,583	1,606
Fair value loss on financial assets at fair value through profit and loss	—	—	998
Impairment loss on financial assets at fair value through OCI	—	—	88
Other charges	—	—	154
Finance costs	2,884	16,023	10,331

Fair value on financial assets corresponds to fair value losses on financial assets at fair value through profit or loss and amounts to USD 998 thousand (2020: nil and 2019: nil).

Interest income from financial assets at fair value through OCI includes the interest measured and recognized according to effective interest rate method and amounts to USD 2,344 thousand (2020: nil and 2019: nil). Impairment loss on financial assets at fair value through other comprehensive income amounts to USD 88 thousand (2020: nil and 2019: nil).